ACQUISITIONS - MedTech Group (Details) - USD ($)	Oct. 13, 2014	Dec. 31, 2016	Dec. 31, 2015
Allocation of net purchase price to assets acquired and liabilities assumed
Goodwill		$ 222,843	$ 4,482,845
Medtech Group
Allocation of net purchase price to assets acquired and liabilities assumed
Intangible assets	$ 12,800,000
Goodwill	2,700,000
Net purchase price	$ 15,500,000
Medtech Group | Interest Sale Agreement
Acquisitions
Ownership interest held (as a percent)	100.00%
Consideration paid	$ 1,000,000
Promissory note issued	9,000,000
Outstanding amount after renegotiation	6,250,000
Debt reduction available upon early repayment	$ 750,000